UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06041

The Central Europe & Russia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS - JULY 31, 2009 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES - 49.2%
	COMMERCIAL BANKS - 5.7%
18,500,000	Sberbank	$25,345,000
	CONSTRUCTION MATERIALS - 0.5%
504,000	LSR Group (GDR) Reg S*	2,016,000
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
52,000	Vostok Nafta Investment (SDR)*	188,390
	DIVERSIFIED TELECOMMUNICATION - 2.9%
800,000	Comstart United Telesysems (GDR) Reg S	4,000,000
90,100	Rostelecom (ADR)+	2,703,000
500,000	Vimpel Communications (ADR)*	6,332,800
		13,035,800
	ELECTRIC UTILITIES - 0.1%
216,633	OJSC Fifth Power Generation (GDR)*	454,713
	ELECTRIC-INTEGRATED - 0.8%
100,000,000	RusHydro*	3,470,000
	ENERGY EQUIPMENT & SERVICES - 0.6%
1,270,371	Integra Group Holdings (GDR)*	2,667,779
	FOOD PRODUCTS - 1.2%
80,000	Wimm Bill Dann Foods (ADR)*+	5,388,184
	MEDIA - 0.9%
350,000	CTC Media*+	4,245,500
	METALS & MINING - 5.3%
4,650,000	Kuzbassrazrezugol*	825,375
500,000	Magnitogorsk Iron & Steel Works*	3,900,000
1,550,000	MMC Norilsk Nickel (ADR)*	15,523,250
1,300,000	Raspadskaya*	3,380,000
		23,628,625

Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS - 26.7%
3,198,000	Gazprom	$16,149,900
1,033,774	Gazprom (ADR)	21,192,367
300,000	LUKOIL	15,030,000
405,000	LUKOIL (ADR)	20,452,500
140,000	NovaTek OAO (GDR) Reg S	6,035,400
4,300,000	Rosneft Oil Company (GDR) Reg S	26,273,000
1,450,000	Surgutneftegaz (ADR)+	11,179,500
133,333	Tatneft (GDR) Reg S*	3,226,659
52,000	Vostok Gas*+	1,570
		119,540,896
	WIRELESS TELECOMMUNICATION SERVICES - 3.6%
1,200,000	Mobile Telesystems	6,660,000
125,000	Mobile Telesystems (ADR)	5,174,112
100,000	Mobile Telesystems (GDR) Reg S	4,139,290
		15,973,402
	Total Common Stocks (cost $208,521,227)	215,954,289
	PREFERRED STOCKS - 0.9%
	OIL, GAS & CONSUMABLE FUELS - 0.9%
1,320,000	Surgutneftegaz (ADR) (cost $6,310,195)	4,111,972
	Total Investments in Russian Securities (cost $214,831,422)	220,066,261
INVESTMENTS IN POLISH COMMON STOCKS - 13.8%
	COMMERCIAL BANKS - 7.2%
300,000	Bank Pekao*	14,944,574
1,505,000	Powszechna Kasa Oszczednosci Bank Polski+	17,151,892
		32,096,466
	DIVERSIFIED TELECOMMUNICATION - 2.8%
2,500,000	Telekomunikacja Polska	12,736,075
	METALS & MINING - 2.8%
425,000	KGHM Polska Miedz	12,577,836

The accompanying notes are an integral part of the financial statements.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS - JULY 31, 2009 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN POLISH COMMON STOCKS - (continued)
	OIL, GAS & CONSUMABLE FUELS - 1.0%
460,000	Polski Koncern Naftowy Orlen*	$4,475,982
	Total Investments in Polish Common Stocks (cost $47,675,793)	61,886,359
INVESTMENTS IN TURKISH COMMON STOCKS - 13.6%
	AUTOMOBILES - 1.0%
2,100,000	Tofas Turk Otomobil Fabrikasi	4,362,901
	COMMERCIAL BANKS - 5.3%
2,800,000	Turkiye Garanti Bankasi*	9,821,248
1,700,000	Turkiye Halk Bankasi	9,001,686
837,894	Turkiye IS Bankasi	2,882,468
3,000,000	Turkiye Sinai Kalkinma Bankasi	2,165,261
		23,870,663
	CONSTRUCTION & ENGINEERING - 0.8%
1,246,735	Tekfen Holding	3,347,052
	CONSTRUCTION MATERIALS - 0.2%
415,645	Akcansa Cimento	1,093,434
	DIVERSIFIED OPERATIONS - 0.5%
1,000,000	KOC Holding	2,333,895
	FOOD & STAPLES RETAILING - 0.7%
75,000	Bim Birlesik Magazalar	2,934,233
	INDUSTRIAL CONGLOMERATES - 0.6%
750,000	Enka Insaat VE Sanayi	2,529,511
	INSURANCE - 1.9%
2,000,000	Aksigorta	6,016,863
1,300,000	Anadolu Hayat Emeklilik	2,472,850
		8,489,713
	OIL, GAS & CONSUMABLE FUELS - 0.6%
200,000	Tupras-Turkiye Petrol Rafinerileri	2,563,238

Shares	Description	Value(a)
	TELECOM SERVICES - 0.4%
600,000	Turk Telekomunikasyon	$1,813,153
	WIRELESS TELECOMMUNICATION SERVICES - 1.6%
1,150,000	Turkcell Iletism Hizmetleri	7,252,951
	Total Investments in Turkish Common Stocks (cost $47,181,891)	60,590,744
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS - 10.9%
	COMMERCIAL BANKS - 1.9%
50,000	Komercni Banka	8,567,556
	DIVERSIFIED TELECOMMUNICATION - 3.0%
490,000	Telefonica O2 Czech Republic	13,284,276
	ELECTRIC UTILITIES - 5.4%
450,000	Ceske Energeticke Zavody	24,051,123
	MINING SERVICES - 0.6%
400,000	New World Resources	2,560,584
	Total Investments in Czech Republic Common Stocks (cost $19,102,731)	48,463,539
INVESTMENTS IN HUNGARIAN COMMON STOCKS - 4.1%
	COMMERCIAL BANKS - 1.2%
250,000	OTP Bank*+	5,307,937
	DIVERSIFIED TELECOMMUNICATION - 1.4%
1,800,000	Magyar Telekom Telecommunications Plc	6,498,540
	PHARMACEUTICALS - 1.5%
30,000	Richter Gedeon Nyrt.	5,885,320
4,300	Richter Gedeon Nyrt. (GDR)	823,880
		6,709,200
	Total Investments in Hungarian Common Stocks (cost $9,918,909)	18,515,677

The accompanying notes are an integral part of the financial statements.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS - JULY 31, 2009 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN AUSTRIAN WARRANTS - 2.8%
	COMMERCIAL BANKS - 2.8%
400,000	Erste Group Bank (issuer Morgan Stanley), Expiration Date 5/25/2010 (cost $9,373,733)	$12,549,208
INVESTMENTS IN KAZAKHSTAN COMMON STOCKS - 1.2%
	OIL, GAS & CONSUMABLE FUELS - 1.2%
250,000	KazMunaiGas Exploration Production (GDR) Reg S (cost $3,344,175)	5,387,500
	Total Investments in Common and Preferred Stocks - 95.6% (cost $351,428,654)	427,459,288
SECURITIES LENDING COLLATERAL - 6.9%
30,869,208	Daily Assets Fund Institutional, 0.39% (cost $30,869,208)(b)(c)	30,869,208
CASH EQUIVALENTS - 1.3%
5,777,827	Cash Management QP Trust, 0.27% (cost $5,777,827)(c)	5,777,827
	Total Investments - 103.8% (cost $388,075,689)	464,106,323
	Other Assets and Liabilities, Net - (3.8%)	(17,171,029)
	NET ASSETS-100.0%	$446,935,294

*  Non-income producing securities.

+  All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $29,510,943 which is 6.6% of the net assets.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR  - American Depositary Receipt

GDR  - Global Depositary Receipt

SDR  - Swedish Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS - JULY 31, 2009 (unaudited) (continued)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant unobservable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund's policy regarding valuation inputs, and their aggregate levels used in the table below:

Category	Level 1	Level 2		Level 3	Total
Common Stocks and/or Other Equity Investments(d)
Russia	$220,066,261	$0		$0	$220,066,261
Poland	61,886,359	0		0	61,886,359
Turkey	60,590,744	0		0	60,590,744
Czech Republic	48,463,539	0		0	48,463,539
Hungary	18,515,677	0		0	18,515,677
Kazakhstan	5,387,500	0		0	5,387,500
Austria	0	0		12,549,208	12,549,208
Short-Term Instruments(d)	29,510,943	5,777,827	(e)	0	35,288,770
Total	$444,421,023	$5,777,827		$12,549,208	$462,748,058

(d)  See Investment Portfolio for additional detailed categorizations.

(e)  Investment in Cash Management QP Trust, an affiliated fund, is reflected as Level 2 since it is available only to affiliated funds.

The following is a reconciliation of the Portfolio's Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock and/or Other Equity Investments
Level 3 Reconciliation	Austria
Balance as of April 30, 2009	$-
Realized gains (loss)	-
Change in unrealized appreciation (depreciation)	-
Amortization premium/discount	-
Net purchases (sales)	12,549,208
Net transfers in (out) of Level 3	-
Balance as of July 31, 2009	$12,549,208
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2009	$3,175,475

The accompanying notes are an integral part of the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009